OTHER PAYABLES	6 Months Ended
Dec. 31, 2022
OTHER PAYABLES
OTHER PAYABLES

NOTE 12. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Professional service fees	¥2,061,016	¥711,724	$103,174
Distributors and employees	1,009,307	939,060	136,129
Accrued expenses	206,045	207,329	30,055
Others	257,550	266,969	38,701
Total	¥3,533,918	¥2,125,082	$308,059

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
Related Parties	RMB	(Unaudited)	(Unaudited)
Expenses paid by the major shareholders	¥1,396,419	¥1,675,182	$242,840
Due to family members of the owners of BHD and FGS	590,159	545,159	79,028
Due to management staff for costs incurred on behalf of the Company	253,557	250,927	36,375
Total	¥2,240,135	¥2,471,268	$358,243